Financial Risk Management Objectives and Policies - Schedule of Contractual Discounted Cash Flows (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	$ 1,345,485	$ 1,529,435
Lease liabilities	189,543	123,624
Total	1,535,028	1,653,059
Less than 6 months [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	1,345,485	1,529,435
Lease liabilities	14,984	24,725
Total	1,360,469	1,554,160
6 - 12 months [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	15,622	24,725
Total	15,622	24,725
Between 1 and 2 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	33,268	49,449
Total	33,268	49,449
Between 2 and 5 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	125,669	24,725
Total	125,669	24,725
Over 5 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities
Total
Total contractual cash flows [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	1,345,485	1,529,435
Lease liabilities	189,543	123,624
Total	$ 1,535,028	$ 1,653,059